Declaration of Distributions (Details) (USD $)	0 Months Ended		3 Months Ended
	Sep. 17, 2014	Sep. 11, 2013	Sep. 30, 2014	Sep. 17, 2014
Declaration of Distributions [Abstract]
Common Stock, Dividends, Per Share, Cash Paid			$ 0.001901096
Declaration of Distributions (Textual) [Abstract]
Dividends per share declared	$ 0.001901096	$ 0.001901096
Common stock annual distribution rate	6.75%	6.75%	6.75%
Purchase price of share		$ 10.28	$ 10.28	$ 10.28
Common stock annual distribution rate for share price two	6.94%	6.94%	6.94%
Purchase price of share two		$ 10.00	$ 10.00	$ 10.00